Fair Value of Financial Instruments (Tables)	3 Months Ended
Mar. 31, 2013
Fair Value Disclosures [Abstract]
Summary of Fair Value Information of Financial Instruments

The following table summarizes fair value estimates for our financial instruments (in thousands):

	March 31, 2013		December 31, 2012
Asset (Liability)	Book Value	Fair Value	Book Value	Fair Value
Interest and rent receivables	$49,838	$38,650	$45,289	$36,700
Loans (1)	333,403	333,176	334,693	335,595
Debt, net	(900,133)	(960,354)	(1,025,160)	(1,082,333)

(1)	Excludes loans related to the Ernest Transaction since they are recorded at fair value and discussed below.

Equity Interest in Ernest and Related Loans Measured at Fair Value on Recurring Basis

At March 31, 2013, these amounts were as follows (in thousands):

Asset Type	Fair Value	Cost	Asset Type Classification
Mortgage loans	$100,000	$100,000	Mortgage loans
Acquisition loan	93,200	93,200	Other loans
Equity investments	3,300	3,300	Other assets

	$196,500	$196,500

Summary Showing Sensitivity Analysis by Using Basis Point Variations

To illustrate the effect of movements in the DLOM, we performed a sensitivity analysis below by using basis point variations (dollars in thousands):

Basis Point Change in Marketability Discount	Estimated Increase (Decrease) In Fair Value
+100 basis points	$(235)
- 100 basis points	235